Annual Operating Expenses {- Fidelity ZERO Extended Market Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-06 - Fidelity ZERO Extended Market Index Fund - Fidelity ZERO Extended Market Index Fund
Dec. 30, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none